Trade and Other Receivables - Trade and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021		Dec. 31, 2020
Trade and Other Receivables [Line Items]
Gross amount	₩ 10,324,255		₩ 10,126,268
Allowance for doubtful accounts	(288,049)		(341,369)
Present value discount	(6,930)		(4,860)
Trade and other receivables	10,029,276		9,780,039
Other receivables
Trade and Other Receivables [Line Items]
Gross amount	2,395,008		2,528,084
Allowance for doubtful accounts	(82,710)		(132,379)
Present value discount	(6,930)		(4,860)
Trade and other receivables	2,305,368		2,390,845
Current assets
Trade and Other Receivables [Line Items]
Gross amount	8,345,848		8,170,521
Allowance for doubtful accounts	(222,393)		(250,516)
Present value discount	(1,040)		(1,535)
Trade and other receivables	8,122,415		7,918,470
Current assets | Trade receivables
Trade and Other Receivables [Line Items]
Gross amount	7,743,735		7,370,923
Allowance for doubtful accounts	(203,838)		(208,184)
Present value discount	0		0
Trade and other receivables	7,539,897		7,162,739
Current assets | Other receivables
Trade and Other Receivables [Line Items]
Gross amount	602,113		799,598
Allowance for doubtful accounts	(18,555)		(42,332)
Present value discount	(1,040)		(1,535)
Trade and other receivables	582,518		755,731
Current assets | Non-trade receivables
Trade and Other Receivables [Line Items]
Gross amount	232,172		441,031
Allowance for doubtful accounts	(17,084)		(37,062)
Present value discount	(9)		0
Trade and other receivables	215,079		403,969
Current assets | Accrued income
Trade and Other Receivables [Line Items]
Gross amount	57,300		38,956
Allowance for doubtful accounts	0		0
Present value discount	0		0
Trade and other receivables	57,300		38,956
Current assets | Deposits
Trade and Other Receivables [Line Items]
Gross amount	212,666		239,011
Allowance for doubtful accounts	0		0
Present value discount	(1,031)		(1,535)
Trade and other receivables	211,635		237,476
Current assets | Finance lease receivables
Trade and Other Receivables [Line Items]
Gross amount	60,613	[1]	57,084	[2]
Allowance for doubtful accounts	(178)	[1]	(365)	[2]
Present value discount	0	[1]	0	[2]
Trade and other receivables	60,435	[1]	56,719	[2]
Current assets | Others
Trade and Other Receivables [Line Items]
Gross amount	39,362		23,516
Allowance for doubtful accounts	(1,293)		(4,905)
Present value discount	0		0
Trade and other receivables	38,069		18,611
Non-current assets
Trade and Other Receivables [Line Items]
Gross amount	1,978,407		1,955,747
Allowance for doubtful accounts	(65,656)		(90,853)
Present value discount	(5,890)		(3,325)
Trade and other receivables	1,906,861		1,861,569
Non-current assets | Trade receivables
Trade and Other Receivables [Line Items]
Gross amount	185,512		227,261
Allowance for doubtful accounts	(1,501)		(806)
Present value discount	0		0
Trade and other receivables	184,011		226,455
Non-current assets | Other receivables
Trade and Other Receivables [Line Items]
Gross amount	1,792,895		1,728,486
Allowance for doubtful accounts	(64,155)		(90,047)
Present value discount	(5,890)		(3,325)
Trade and other receivables	1,722,850		1,635,114
Non-current assets | Non-trade receivables
Trade and Other Receivables [Line Items]
Gross amount	123,537		215,136
Allowance for doubtful accounts	(56,407)		(80,451)
Present value discount	(281)		0
Trade and other receivables	66,849		134,685
Non-current assets | Accrued income
Trade and Other Receivables [Line Items]
Gross amount	1,828		834
Allowance for doubtful accounts	0		0
Present value discount	0		0
Trade and other receivables	1,828		834
Non-current assets | Deposits
Trade and Other Receivables [Line Items]
Gross amount	441,393		364,855
Allowance for doubtful accounts	0		0
Present value discount	(5,609)		(3,325)
Trade and other receivables	435,784		361,530
Non-current assets | Finance lease receivables
Trade and Other Receivables [Line Items]
Gross amount	1,140,080	[3]	1,065,982	[2],[4]
Allowance for doubtful accounts	(590)	[3]	(625)	[2],[4]
Present value discount	0	[3]	0	[2],[4]
Trade and other receivables	1,139,490	[3]	1,065,357	[2],[4]
Non-current assets | Others
Trade and Other Receivables [Line Items]
Gross amount	86,057		81,679
Allowance for doubtful accounts	(7,158)		(8,971)
Present value discount	0		0
Trade and other receivables	₩ 78,899		₩ 72,708

[1]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦111,915 million.
[2]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦105,127 million.
[3]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,082,712 million.
[4]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,087,559 million.